John Hancock Fundamental All Cap Core ETF Expense Example - John Hancock Fundamental All Cap Core ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	1,138
Expense Example, with Redemption, 5 Years	2,200
Expense Example, with Redemption, 10 Years	$ 4,846